Options and Warrants (Details) - Schedule of summarizes additional information relating to warrants outstanding - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022
Exercise Prices 6.25 [Member]
Options and Warrants (Details) - Schedule of summarizes additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	$ 6.25	$ 6.25
Number Outstanding (in Shares)	131,100	131,100
Weighted Average Remaining Contractual Life(Years)	9 months	9 months
Weighted Average Exercise Price for Shares Outstanding	$ 6.25	$ 6.25
Number Exercisable (in Shares)	131,100	131,100
Weighted Average Exercise Price for Shares Exercisable	$ 6.25	$ 6.25
Intrinsic Value (in Dollars)
Exercise Prices 14.00 [Member]
Options and Warrants (Details) - Schedule of summarizes additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	$ 14	$ 14
Number Outstanding (in Shares)	46,828	46,828
Weighted Average Remaining Contractual Life(Years)	1 year 2 months 26 days	1 year 2 months 26 days
Weighted Average Exercise Price for Shares Outstanding	$ 14	$ 14
Number Exercisable (in Shares)	46,828	46,828
Weighted Average Exercise Price for Shares Exercisable	$ 14	$ 14
Intrinsic Value (in Dollars)
Exercise Prices 7.50 [Member]
Options and Warrants (Details) - Schedule of summarizes additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	$ 7.5	$ 7.5
Number Outstanding (in Shares)	927,604	927,604
Weighted Average Remaining Contractual Life(Years)	4 years 8 months 4 days	4 years 8 months 4 days
Weighted Average Exercise Price for Shares Outstanding	$ 7.5	$ 7.5
Number Exercisable (in Shares)	822,004	822,004
Weighted Average Exercise Price for Shares Exercisable	$ 7.5	$ 7.5
Intrinsic Value (in Dollars)
Exercise Prices 4.90 [Member]
Options and Warrants (Details) - Schedule of summarizes additional information relating to warrants outstanding [Line Items]
Range of Exercise Prices	$ 4.9	$ 4.9
Number Outstanding (in Shares)	125,000	125,000
Weighted Average Remaining Contractual Life(Years)	2 years 8 months 23 days	2 years 8 months 23 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.9	$ 4.9
Number Exercisable (in Shares)	125,000	125,000
Weighted Average Exercise Price for Shares Exercisable	$ 4.9	$ 4.9
Intrinsic Value (in Dollars)